Net Loss Per Share (Details) - shares		6 Months Ended		12 Months Ended
	Jan. 23, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Share [Line Items]
Shares excluded from anti-dilutive earning share		1,392,277	1,431,382	1,392,277	1,293,723	54,054
Minimum [Member]
Net Loss Per Share [Line Items]
Reverse stock split	1
Maximum [Member]
Net Loss Per Share [Line Items]
Reverse stock split	10